Exhibit 99.1

Hyundai Auto Receivables Trust 2017-B
Monthly Servicing Report

Collection Period	September 2018
Distribution Date	10/15/18
Transaction Month	14
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	July 7, 2017
Closing Date:	August 16, 2017

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,022,326,580.78	53,518	3.33%	57.44
Original Adj. Pool Balance:		$979,267,514.55

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$209,000,000.00	20.444%	1.30000%		August 15, 2018
Class A-2-A Notes	Fixed	$210,500,000.00	20.590%	1.57000%		August 17, 2020
Class A-2-B Notes	Floating	$139,500,000.00	13.645%	LIBOR + 0.10%		August 17, 2020
Class A-3 Notes	Fixed	$275,000,000.00	26.899%	1.77000%		January 18, 2022
Class A-4 Notes	Fixed	$73,780,000.00	7.217%	1.96000%		February 15, 2023
Class B Notes	Fixed	$17,620,000.00	1.724%	2.23000%		February 15, 2023
Class C Notes	Fixed	$29,380,000.00	2.874%	2.44000%		May 15, 2024
Total Securities		$954,780,000.00	93.393%

Overcollateralization		$24,487,514.55	2.395%
YSOA		$43,059,066.23	4.212%
Total Original Pool Balance		$1,022,326,580.78	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$106,762,507.40	0.5071853	$93,910,467.70	0.4461305	$12,852,039.70
Class A-2-B Notes	$70,752,350.51	0.5071853	$62,235,203.06	0.4461305	$8,517,147.45
Class A-3 Notes	$275,000,000.00	1.0000000	$275,000,000.00	1.0000000	$-
Class A-4 Notes	$73,780,000.00	1.0000000	$73,780,000.00	1.0000000	$-
Class B Notes	$17,620,000.00	1.0000000	$17,620,000.00	1.0000000	$-
Class C Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$573,294,857.91	0.6004471	$551,925,670.76	0.5780658	$21,369,187.15

Weighted Avg. Coupon (WAC)	3.22%		3.22%
Weighted Avg. Remaining Maturity (WARM)	44.82		43.94
Pool Receivables Balance	$631,425,374.39		$608,926,421.59
Remaining Number of Receivables	42,170		41,414

Adjusted Pool Balance	$606,589,953.40		$585,220,766.25

III. COLLECTIONS

Principal:
Principal Collections	$21,542,791.40
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$418,292.91
Total Principal Collections	$21,961,084.31

Interest:
Interest Collections	$1,677,878.32
Late Fees & Other Charges	$43,241.01
Interest on Repurchase Principal	$-
Total Interest Collections	$1,721,119.33

Collection Account Interest	$28,946.79
Reserve Account Interest	$2,959.74
Servicer Advances	$-

Total Collections	$23,714,110.17

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Hyundai Auto Receivables Trust 2017-B
Monthly Servicing Report

Collection Period	September 2018
Distribution Date	10/15/18
Transaction Month	14
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$23,714,110.17
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$23,714,110.17

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$526,187.81	$-	$526,187.81	526,187.81
	Collection Account Interest					$28,946.79
	Late Fees & Other Charges					$43,241.01
Total due to Servicer						$598,375.61

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2-A Notes		$139,680.95		$139,680.95
	Class A-2-B Notes		$124,281.06		$124,281.06
	Class A-3 Notes		$405,625.00		$405,625.00
	Class A-4 Notes		$120,507.33		$120,507.33

	Total Class A interest:		$790,094.34		$790,094.34	790,094.34

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$32,743.83		$32,743.83	32,743.83

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$59,739.33		$59,739.33	59,739.33

	Available Funds Remaining:					$22,233,157.06

7.	Regular Principal Distribution Amount:					21,369,187.15

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2-A Notes				$12,852,039.70
	Class A-2-B Notes				$8,517,147.45
	Class A-3 Notes				$-
	Class A-4 Notes				$-
	Class A Notes Total:		$21,369,187.15		$21,369,187.15
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Total Noteholders Principal		$21,369,187.15		$21,369,187.15

8.	Required Deposit to Reserve Account					0.00

9.	Trustee Expenses					0.00

10.	Remaining Available Collections Released to Certificateholder					863,969.91

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$24,835,420.99
Beginning Period Amount	$24,835,420.99
Current Period Amortization	$1,129,765.65
Ending Period Required Amount	$23,705,655.34
Ending Period Amount	$23,705,655.34
Next Distribution Date Required Amount	$22,602,394.41

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Hyundai Auto Receivables Trust 2017-B
Monthly Servicing Report

Collection Period	September 2018
Distribution Date	10/15/18
Transaction Month	14
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,448,168.79
Beginning Period Amount	$2,448,168.79
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,448,168.79
Ending Period Amount	$2,448,168.79

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$33,295,095.49	$33,295,095.49	$33,295,095.49
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	5.49%	5.69%	5.69%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	99.01%	41,006	98.83%	$601,776,290.52
30 - 60 Days	0.72%	297	0.87%	$5,279,390.90
61 - 90 Days	0.22%	92	0.26%	$1,564,516.58
91-120 Days	0.05%	19	0.05%	$306,223.59
121 + Days	0.00%	0	0.00%	$-
Total		41,414		$608,926,421.59

Delinquent Receivables 30+ Days Past Due
Current Period	0.99%	408	1.17%	$7,150,131.07
1st Preceding Collection Period	1.00%	422	1.14%	$7,196,748.25
2nd Preceding Collection Period	1.05%	450	1.24%	$8,154,790.73
3rd Preceding Collection Period	0.83%	361	0.98%	$6,642,625.20
Four-Month Average	0.96%		1.13%

Ratio of 61+ Delinquency Receivables Balance to EOP Pool Balance			0.31%
Delinquency Percentage exceeds Delinquency Trigger of 9.6% (Y/N)			No

Repossession in Current Period		35		$576,925.23
Repossession Inventory		68		$483,457.35

Current Charge-Offs
Gross Principal of Charge-Offs				$956,161.40
Recoveries				$(418,292.91)
Net Loss				$537,868.49

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				1.02%

Average Pool Balance for Current Period				$620,175,897.99

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				1.04%
1st Preceding Collection Period				0.77%
2nd Preceding Collection Period				0.08%
3rd Preceding Collection Period				0.91%
Four-Month Average				0.70%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		61	926	$12,189,472.93
Recoveries		49	746	$(6,110,080.72)
Net Loss				$6,079,392.21
Cumulative Net Loss as a % of Initial Pool Balance				0.59%

Net Loss for Receivables that have experienced a Net Loss *		45	658	$6,093,497.22
Average Net Loss for Receivables that have experienced a Net Loss				$9,260.63

Principal Balance of Extensions				$1,843,029.76
Number of Extensions				99

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

IX. CREDIT RISK RETENTION INFORMATION

There were no material changes in the retained interest in the transaction.

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